Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	89 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024
Without Sales Load [Member] | C000173812
Average Annual Return [Line Items]
Average Annual Return, Percent	39.71%	20.19%	7.27%
Without Sales Load [Member] | C000173813
Average Annual Return [Line Items]
Average Annual Return, Percent	39.11%	19.81%	6.91%
MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	23.56%	11.68%	10.71%
MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	24.92%	12.76%	11.44%
MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
MSCI All Country World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.56%	11.68%	10.71%
MSCI World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	24.92%	12.76%	11.44%